Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 1,058,808.1		$ 653,580.6
Repurchase agreements	5,275.3		1,750.4
Government bonds	906.8		3,716.1
Commercial paper	0.0		1,123.5
Cash and cash equivalents	$ 1,064,990.2	$ 38,391.9	$ 660,170.6	$ 23,798.5	$ 455,399.3	$ 577,814.6